Finance Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest on long-term debt	$ 71,991	$ 97,855	$ 159,114
Interest on lease obligations	26,859	34,807	43,666
Commitment fees and amortization of debt issuance costs	12,442	18,366	23,457
Accretion costs and other	2,413	3,359	3,939
Finance costs	$ 113,705	$ 154,387	$ 230,176